Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net earnings	$ 15,133,000	$ 11,357,000	$ 14,067,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,569,000	4,183,000	3,964,000
Provision for (recovery of) loan losses	(1,163,000)	4,259,000	863,000
Deferred income taxes	(283,000)	(560,000)	164,000
Gain on sale of investment securities	0	(2,639,000)	(226,000)
Gain on sale of other real estate	(21,000)	0	(6,000)
Write-down of other real estate	0	47,000	17,000
(Gain) loss on sale and writedowns of premises and equipment	(105,000)	0	239,000
Restricted stock units expense	181,000	27,000	270,000
Proceeds from sales of loans held for sale	98,365,000	112,426,000	56,364,000
Origination of loans held for sale	(92,863,000)	(117,148,000)	(60,101,000)
Change in:
Cash surrender value of life insurance	(397,000)	(380,000)	(383,000)
Right of use lease asset	738,000	199,000	787,000
Other assets	(498,000)	(596,000)	724,000
Lease liability	(721,000)	(176,000)	(762,000)
Other liabilities	2,965,000	(1,837,000)	(2,784,000)
Net cash provided by operating activities	26,900,000	9,162,000	13,197,000
Cash flows from investing activities:
Purchases of investment securities available for sale	(209,306,000)	(127,893,000)	(54,212,000)
Proceeds from sales, calls and maturities of investment securities available for sale	9,540,000	62,408,000	40,561,000
Proceeds from paydowns of investment securities available for sale	28,536,000	19,169,000	14,489,000
Purchases of other investments	0	(45,000)	(45,000)
Proceeds from paydowns of other investment securities	201,000	176,000	176,000
Net change in FHLB stock	331,000	(55,000)	(1,000)
Net change in loans	64,380,000	(99,971,000)	(46,505,000)
Purchases of premises and equipment	(484,000)	(2,492,000)	(2,835,000)
Purchases of bank owned life insurance	0	(269,000)	0
Proceeds from sale of premises and equipment	515,000	0	149,000
Proceeds from sale of other real estate and repossessions	149,000	0	42,000
Net cash used by investing activities	(106,138,000)	(148,972,000)	(48,181,000)
Cash flows from financing activities:
Net change in deposits	191,662,000	254,569,000	89,304,000
Net change in securities sold under agreement to repurchase	10,893,000	1,980,000	(33,874,000)
Proceeds from FHLB borrowings	0	70,000,000	184,500,000
Repayments of FHLB borrowings	0	(70,000,000)	(184,500,000)
Proceeds from FRB borrowings	1,000	1,000	1,000
Repayments of FRB borrowings	1,000	1,000	1,000
Proceeds from Fed Funds Purchased	162,000	7,011,000	100,252,000
Repayments of Fed Funds Purchased	(162,000)	(7,011,000)	(100,252,000)
Repayments of Junior Subordinated Debentures	0	(155,000)	(5,000,000)
Common stock repurchased	3,605,000	2,999,000	2,490,000
Cash dividends paid on common stock	(3,793,000)	(4,392,000)	(3,939,000)
Net cash (used) provided by financing activities	195,157,000	249,003,000	44,001,000
Net change in cash and cash equivalents	115,919,000	109,193,000	9,017,000
Cash and cash equivalents at beginning of period	161,580,000	52,387,000	43,370,000
Cash and cash equivalents at end of period	277,499,000	161,580,000	52,387,000
Cash paid during the year for:
Interest	3,224,000	3,856,000	3,750,000
Income taxes	3,669,000	2,781,000	3,206,000
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	(5,304,000)	1,756,000	2,658,000
Transfer of loans to other real estate	2,999,000	175,000	26,000
Issuance of accrued restricted stock units	39,000	57,000	207,000
Recognition of lease right of use asset and lease liability	$ 1,927,000	$ 942,000	$ 4,401,000